Share-based payment arrangements	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements	Share-based payment arrangements
i)                   Description of the share-based payment arrangements
As at December 31, 2025, the Company has in place an equity-settled share-based payment arrangement, the 2021 Equity Incentive Plan (the “2021 GHL Plan”), under which the Company may:
1.issue restricted share units/awards (‘RSUs’); or
2.grant options to purchase its ordinary shares (‘Share Options’); or
3.issue restricted ordinary shares
to selected employees, officers, directors and consultants of the Group and non-employee directors of the Company.
The RSUs and Share Options granted generally vest 25% on each anniversary of the grant, over a four year-period. Certain RSUs granted vest upon grant date. The maximum term of Share Options granted under the 2021 GHL Plan does not exceed ten years from the date of grant. The RSUs and Share Options granted to employees do not have the rights of ordinary shares until the RSUs and Share Options are vested, exercised and recorded into the register of shareholders of the Company.
The Company also has in place the 2021 Equity Stock Purchase Plan ("ESPP") which allows eligible employees to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s Class A Ordinary Shares at a 15% discount of the lower of either (i) the closing trading price of the first day of an offering period or (ii) the closing trading price of the purchase date.
In addition to the above arrangements,
•the Company has issued performance based share units and options to selected employees, officers, directors, consultants and non-employee directors of the Group and of the Company which generally vest based on specified market and non-market performance conditions, and on completion of a specified period of service; and,
•certain subsidiaries of the Group have also set up certain equity settled share-based payment arrangements for the issuance of restricted share units/awards and share options which generally vest 25% on each anniversary of the grant, over a four year-period.
The share-based payment expense in relation to these arrangements is not material to the Group.
a)Reconciliation of outstanding RSUs
The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
’000
As of December 31, 2022	131,765
Granted	93,731
Vested	(58,348)
Canceled and forfeited	(34,716)
As of December 31, 2023	132,432
Granted	98,607
Vested	(66,630)
Canceled and forfeited	(16,209)
As of December 31, 2024	148,200
Granted	63,602
Vested	(63,196)
Canceled and forfeited	(15,253)
As of December 31, 2025	133,353
As at December 31 of each year in the table above, certain RSUs had vested but were not yet registered as ordinary shares.
b)Reconciliation of outstanding Share Options
The number and weighted-average exercise prices of Share Options granted under the 2021 GHL Plan were as follows:

	Number of Share Options	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
As of December 31,2022	54,937	2.22	7.2
Exercised	(2,446)	1.55
Canceled and forfeited	(3,899)	3.29
As of December 31, 2023	48,592	2.17	5.7
Exercised	(7,122)	1.80
Canceled and forfeited	(155)	2.08
As of December 31, 2024	41,315	2.24	4.7
Granted	6,198	4.59
Exercised	(24,888)	2.51
Canceled and forfeited	(403)	2.24
As of December 31, 2025	22,222	2.59	4.5

	Number of Share Options	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2024	39,940	2.25
2025	16,018	1.82
The Share Options outstanding as at December 31, 2025 had an exercise price in the range of $0.28 to $4.59 (2024: $0.28 to $4.03). As at December 31 of each year in the table above, certain share options exercised had not yet been registered as ordinary shares.
c)Restricted ordinary shares
Restricted ordinary shares are issued to certain employees where the vesting of these ordinary shares is dependent on the satisfaction of a combination of service and performance conditions.
During 2025, 4,472 thousand (2024: 4,920 thousand; 2023: Nil) restricted ordinary shares were granted, respectively, which are the units that remain outstanding as at year end. During this period, there were no (2024: Nil; 2023: 481 thousand) restricted ordinary shares canceled or forfeited respectively, and 1,230 thousand (2024:10,337 thousand; 2023: 10,817 thousand) restricted ordinary shares were vested, respectively during the year.
d)2021 Equity Stock Purchase Plan
During 2025, 3,872 thousand shares (2024: 4,255 thousand shares; 2023: 4,224 thousand shares) were purchased and issued at an average price of $4.03 (2024: $2.81; 2023: $2.89) per share.
ii)                  Share-based payment expenses
The following table summarizes total share-based payment expense by function for the years ended December 31, 2025 , December 31, 2024 and December 31, 2023:

	2025	2024	2023
(in $ millions)	$	$	$
Cost of revenue	48	52	48
Sales and marketing	12	13	12
Research and development	110	109	97
General and administrative	71	105	147
Total	241	279	304
iii)                 Measurement of fair values
a)RSUs
For 2025, 2024 and 2023, the fair value of RSUs granted was determined based on the closing price of the shares on the grant date. The weighted average fair value of RSUs granted during the year ended 2025 was $4.50 (2024: $3.21; 2023: $2.90).

b)Restricted ordinary shares
The fair value of restricted ordinary shares granted during 2025 and 2024 was determined based on the closing price of the shares on the grant date. The weighted average fair value of restricted ordinary shares granted during the year ended 2025 was $4.12 (2024: $3.21).